SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 1,394,545	$ 182,334
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	1,219,953	85,740
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	158,350	59,905
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 16,242	$ 36,689